Shareholder Report, Holdings (Details)	Dec. 31, 2024
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Commodity Derivatives Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
USCF Gold Strategy Plus Income Fund | Commodity Derivatives Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
USCF Sustainable Battery Metals Strategy Fund | Commodity Derivatives Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
USCF Sustainable Battery Metals Strategy Fund | U S Treasury Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%
USCF Sustainable Battery Metals Strategy Fund | Basic Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
USCF Sustainable Battery Metals Strategy Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
USCF Sustainable Battery Metals Strategy Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
USCF Energy Commodity Strategy Absolute Return Fund | Commodity Derivatives Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
USCF Energy Commodity Strategy Absolute Return Fund | U S Treasury Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.40%
USCF Sustainable Commodity Strategy Fund | Commodity Derivatives Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
USCF Sustainable Commodity Strategy Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
USCF Sustainable Commodity Strategy Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
USCF Sustainable Commodity Strategy Fund | Investment Company Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
USCF Sustainable Commodity Strategy Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
USCF Midstream Energy Income Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
USCF Midstream Energy Income Fund | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
USCF Dividend Income Fund | Basic Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
USCF Dividend Income Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
USCF Dividend Income Fund | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
USCF Dividend Income Fund | Financial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.80%
USCF Dividend Income Fund | Consumer Non Minuscyclical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
USCF Dividend Income Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
USCF Dividend Income Fund | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
USCF Dividend Income Fund | Consumer Cyclical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%